Initial Public Offering (Details) - USD ($)			1 Months Ended	9 Months Ended
	Apr. 13, 2021	Jan. 18, 2021	Mar. 25, 2021	Sep. 30, 2021
Initial Public Offering (Details) [Line Items]
Initial public offering units (in Shares)			35,000,000
Initial public offering per unit (in Dollars per share)			$ 10
Gross proceeds of initial public offering			$ 350,000,000
Incurring offering costs			19,700,000
Deferred underwriting commissions			$ 12,300,000
Description of units per share				Each Unit consists of one Class A ordinary share and one-fifth of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 6).
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Purchase of additional units (in Shares)	3,259,457	40,250,000
Gross proceeds amount	$ 32,594,570